Fund	Case	Description	Parties
Tax-Free Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.   Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

 On August 26, 2022, final judgment based on the settlement agreement was entered by the Puerto Rico Commonwealth Court.  Disbursement of settlement funds is pending further court determination as to the allocation of certain litigation expenses. Accordingly, this case is effectively terminated.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), The Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment.  The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date which occurred on March 15, 2022.  The confirmation order has been appealed to the Court of Appeals for the First Circuit by various organizations that represent some public-school teachers and educators participating in the Commonwealth’s pension system, that object to the manner in which the Plan treats their claim to current and future pension plans. The Confirmation Order was affirmed.  The appealing parties filed a Certiorari before the Supreme Court, and the Supreme Court denied expedition of the Certiorari.

Another group of creditors object the treatment of their claims under the Plan, because it violates the takings clause of the Fifth Amendment of the United States Constitution.  The Court of Appeals affirmed the District Court’s decision.

The FOMB has informed the Court that on the effective date of the Plan (March 15, 2022), the ERS cases were deemed dismissed and/or denied with prejudice.  Accordingly, this case is effectively terminated.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

v.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment.  The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date which occurred on March 15, 2022.  Accordingly, this case is effectively terminated.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

 The parties reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment.  The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date which occurred on March 15, 2022.  Accordingly, this case is effectively terminated.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.